Reclassifications out of Accumulated Other Comprehensive Income (Loss) net of Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), amounts reclassified from OCI, provision for income taxes	$ 13		$ 0		$ 27	$ 29	$ 71
Net unrealized investment gains (losses), amounts reclassified from OCI	25	[1]	0	[1]	50	53	133
Derivatives qualifying as hedges, amounts reclassified from OCI	(8)	[2]	(7)	[2]	(23)	(1)	(9)
Unrealized gains (losses) on investment | Net Investment Gains (Losses)
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), amounts reclassified from OCI, before tax	38	[3]	0	[3]
Provision for income taxes
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), amounts reclassified from OCI, provision for income taxes	(13)		0
Derivatives qualifying as hedges, amounts reclassified from OCI	5		3
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	0		(1)
Interest Rate Swaps Hedging Assets | Net Investment Income
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	(9)		(9)
Interest Rate Swaps Hedging Liabilities | Interest Expense
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	(1)		0
Inflation indexed swaps | Net Investment Income
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	$ (3)		$ 0

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[2]	See note 5 for additional information.
[3]	Amounts exclude adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves.